SHARE-BASED PAYMENTS - Summary of Securities Granted as Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Number of Outstanding Instruments [Roll Forward]
Stock Option Awards, beginning balance (in shares) | shares	12,904,118	11,749,372	23,011,372
Stock Option Awards, Granted (in shares) | shares	4,086,871	2,679,746	0
Stock Option Awards, Exercised/Converted (in shares) | shares	(2,118,279)	(1,525,000)	(11,262,000)
Stock Option Awards, Forfeited (in shares) | shares	(8,000,000)	0	0
Stock Option Awards, ending balance (in shares) | shares	6,872,710	12,904,118	11,749,372
Weighted Average Exercise Price [Roll Forward]
Stock Option Awards, beginning balance (in dollars per share) | $ / shares	$ 1.57	$ 0.28	$ 0.32
Stock Option Awards, Granted (in dollars per share) | $ / shares	18.40	6.46	0
Stock Option Awards, Exercised/Converted (in dollars per share) | $ / shares	(0.62)	(0.20)	(0.35)
Stock Option Awards, Forfeited (in dollars per share) | $ / shares	(0.20)	0	0
Stock Option Awards, ending balance (in dollars per share) | $ / shares	$ 13.47	$ 1.57	$ 0.28
Restricted Stock Units
Number of Outstanding Instruments [Roll Forward]
Beginning balance (in shares) | shares	4,798,225	4,377,034	824,371
Granted (in shares) | shares	853,979	2,220,020	3,894,124
Exercised/Converted (in shares) | shares	(1,540,516)	(1,639,496)	(341,461)
Forfeited (in shares) | shares	(1,018)	(159,333)	0
Ending balance (in shares) | shares	4,110,670	4,798,225	4,377,034
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 2.97	$ 2.04	$ 0.95
Granted (in dollars per share) | $ / shares	6.53	3.99	2.18
Exercised/Converted (in dollars per share) | $ / shares	(2.23)	(1.93)	(0.99)
Forfeited (in dollars per share) | $ / shares	(6.91)	(2.27)	0
Ending balance (in dollars per share) | $ / shares	$ 3.99	$ 2.97	$ 2.04
Performance Rights Awards (market-based conditions)
Number of Outstanding Instruments [Roll Forward]
Beginning balance (in shares) | shares	6,358,409	25,613,335	26,910,000
Granted (in shares) | shares	660,077	4,938,409	3,980,000
Exercised/Converted (in shares) | shares	0	(23,273,335)	(4,726,665)
Forfeited (in shares) | shares	0	(920,000)	(550,000)
Ending balance (in shares) | shares	7,018,486	6,358,409	25,613,335
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 2.66	$ 0.74	$ 0.69
Granted (in dollars per share) | $ / shares	2.66	3.49	0.99
Exercised/Converted (in dollars per share) | $ / shares	0	(0.79)	(0.71)
Forfeited (in dollars per share) | $ / shares	0	(0.98)	(0.66)
Ending balance (in dollars per share) | $ / shares	$ 2.66	$ 2.66	$ 0.74
Performance Rights Awards (performance conditions)
Number of Outstanding Instruments [Roll Forward]
Beginning balance (in shares) | shares	1,146,000	1,856,000	2,236,000
Granted (in shares) | shares	109,000	350,000	41,000
Exercised/Converted (in shares) | shares	(595,000)	(1,000,000)	(421,000)
Forfeited (in shares) | shares	(630,000)	(60,000)	0
Ending balance (in shares) | shares	30,000	1,146,000	1,856,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 1.78	$ 1.08	$ 1.04
Granted (in dollars per share) | $ / shares	5.43	3.81	1.10
Exercised/Converted (in dollars per share) | $ / shares	(1.53)	(1.24)	(0.89)
Forfeited (in dollars per share) | $ / shares	(2.45)	(0.91)	0
Ending balance (in dollars per share) | $ / shares	$ 5.99	$ 1.78	$ 1.08